Unaudited Condensed Consolidated Interim Statements of Changes in Equity - EUR (€) € in Millions	Total	Share capital	Capital reserve	Share based compensation reserve	Founder preferred shares dividend reserve	Translation reserve	Cash flow hedging reserve	Accumulated deficit reserve	Equity attributable to owners of parent [member]	Non-controlling interests [member]
Equity attributable to owners of the parent (restated)		€ 0.0	€ 1,623.7	€ 2.9	€ 493.4	€ 83.2	€ (3.0)	€ (329.5)	€ 1,870.7
Equity (restated)	€ 1,870.7									€ 0.0
Equity attributable to owners, beginning balance at Dec. 31, 2017		0.0	1,623.7	2.9	493.4	83.2	(3.0)	(347.6)	1,852.6
Equity at Dec. 31, 2017	1,852.6									0.0
Profit for the period	93.4							93.4	93.4
Profit	93.4
Other comprehensive income (loss) for the year	13.1					6.4	12.8	(6.1)	13.1
Total comprehensive income for the period	106.5					6.4	12.8	87.3	106.5
Comprehensive income	106.5									0.0
Founder Preferred Shares Annual Dividend Amount			120.8		(120.8)
Increase (Decrease) Through Vesting Of Other Equity Instruments In Share-Based Payment Transactions, Equity	(0.2)		0.6	(0.8)					(0.2)
Issue of equity	0.1		0.1						0.1
Share based payment charge	6.4			6.4					6.4
Total transaction with owners, recognized directly in equity	6.3		121.5	5.6	(120.8)				6.3
Equity attributable to owners, ending balance at Jun. 30, 2018		0.0	1,745.2	8.5	372.6	89.6	9.8	(242.2)	1,983.5
Equity at Jun. 30, 2018	1,983.5									0.0
Equity attributable to owners, beginning balance at Dec. 31, 2017		0.0	1,623.7	2.9	493.4	83.2	(3.0)	(347.6)	1,852.6
Equity at Dec. 31, 2017	1,852.6									0.0
Fair value gain (loss) that would have been recognised in profit or loss or other comprehensive income if financial liabilities had not been reclassified as measured at amortised cost, initial application of IFRS 9	18.1							18.1	18.1
Equity attributable to owners, ending balance at Dec. 31, 2018	2,059.9	0.0	1,748.5	9.4	372.6	88.8	8.5	(167.9)	2,059.9
Equity at Dec. 31, 2018	2,059.1									(0.8)
Equity attributable to owners of the parent (restated)		0.0	1,748.5	9.4	372.6	88.8	8.5	(136.6)	2,091.2
Equity (restated)	2,090.4									(0.8)
Profit for the period	68.8							68.8	68.8
Profit	68.5									(0.3)
Other comprehensive income (loss) for the year	(40.8)					(2.3)	(14.8)	(23.7)	(40.8)
Total comprehensive income for the period	28.0					(2.3)	(14.8)	45.1	28.0
Comprehensive income	27.7									(0.3)
Increase in reserves recognized of applying IFRS 16	31.3							31.3	31.3
Payments for share issue costs	(11.1)		(11.1)						(11.1)
Founder Preferred Shares Annual Dividend Amount			2.5		(2.5)				0.0
Increase (Decrease) Through Vesting Of Other Equity Instruments In Share-Based Payment Transactions, Equity	(0.2)		0.6	(0.8)					(0.2)
Issue of equity	353.1		354.4	(1.3)					353.1
Share based payment charge	7.3			7.3					7.3
Reclassification of awards for settlement of tax liabilities	0.4			0.4					0.4
Total transaction with owners, recognized directly in equity	349.5		346.4	5.6	(2.5)				349.5
Equity attributable to owners, ending balance at Jun. 30, 2019	2,468.7	€ 0.0	€ 2,094.9	€ 15.0	€ 370.1	€ 86.5	€ (6.3)	€ (91.5)	€ 2,468.7
Equity at Jun. 30, 2019	€ 2,467.6									€ (1.1)